Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment securities
Investment securities as of December 31, 2012 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$263,186,852	$833,920	$(961,698)	$263,059,074
State, County and Municipal	3,973,926	34,670	(4,586)	4,004,010
Corporate Obligations	1,000,000	104,900	-	1,104,900
Asset-Backed Securities	366,623	-	(234,196)	132,427

	$268,527,401	$973,490	$(1,200,480)	$268,300,411
Securities Held to Maturity
State, County and Municipal	$41,467	$442	$-	$41,909

Investment securities as of December 31, 2011 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$291,096,606	$3,152,095	$(187,902)	$294,060,799
State, County and Municipal	7,474,500	132,226	(23,035)	7,583,691
Corporate Obligations	2,000,000	123,930	(10,000)	2,113,930
Asset-Backed Securities	426,191	-	(293,764)	132,427

	$300,997,297	$3,408,251	$(514,701)	$303,890,847
Securities Held to Maturity
State, County and Municipal	$46,111	$-	$(476)	$45,635

Amortized cost and fair value of investment securities by contractual maturity
The amortized cost and fair value of investment securities as of December 31, 2012, by contractual maturity, are shown hereafter.  Expected maturities may differ from contractual maturities for certain investments because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.  This is often the case with mortgage-backed securities, which are disclosed separately in the table below.

	Securities
	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in One Year or Less	$125,000	$125,665	$-	$-
Due After One Year Through Five Years	2,758,034	2,892,955	41,467	41,909
Due After Five Years Through Ten Years	1,882,647	1,882,228	-	-
Due After Ten Years	574,868	340,489	-	-

	5,340,549	5,241,337	41,467	41,909
Mortgage-Backed Securities	263,186,852	263,059,074	-	-

	$268,527,401	$268,300,411	$41,467	$41,909

Invested securities in a continuous unrealized loss position
Information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2012
U.S. Government Agencies
Mortgage-Backed	$142,103,991	$(961,698)	$-	$-	$142,103,991	$(961,698)
State, County and Municipal	1,430,512	(4,586)	-	-	1,430,512	(4,586)
Asset-Backed Securities	-	-	132,427	(234,196)	132,427	(234,196)

	$143,534,503	$(966,284)	$132,427	$(234,196)	$143,666,930	$(1,200,480)

December 31, 2011
U.S. Government Agencies Mortgage-Backed	$26,439,317	$(187,902)	$-	$-	$26,439,317	$(187,902)
State, County and Municipal	1,224,119	(21,704)	73,193	(1,807)	1,297,312	(23,511)
Corporate Obligations	-	-	990,000	(10,000)	990,000	(10,000)
Asset-Backed Securities	-	-	132,427	(293,764)	132,427	(293,764)

	$27,663,436	$(209,606)	$1,195,620	$(305,571)	$28,859,056	$(515,177)